Income taxes - Deferred tax assets not recognized (Details) $ in Millions	Dec. 31, 2021 USD ($)
Deferred tax assets and liabilities
Undistributed reserves of subsidiaries for which no deferred tax liability is recognized	$ 6,727
Unrecognised deferred tax assets	4,924
France
Deferred tax assets and liabilities
Unrecognised deferred tax assets	1,371
Canada
Deferred tax assets and liabilities
Unrecognised deferred tax assets	1,283
United States
Deferred tax assets and liabilities
Unrecognised deferred tax assets	$ 276